Foreign Exchange Gain and Other Income	6 Months Ended
Jun. 30, 2026
Foreign Exchange Gain and Other Income
Foreign Exchange Gain and Other Income

Note 17 – Foreign Exchange Gain and Other Income

Foreign exchange gain and other income comprised the following:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Gain on derivative financial instruments(1)	$4.1	$5.7	$15.1	$5.6
Foreign exchange gain (loss)	2.8	(1.4)	4.3	4.4
Other income (expenses)	0.2	(0.2)	0.1	(0.2)
	$7.1	$4.1	$19.5	$9.8
1.	The gain on derivative instruments includes the mark-to-market of financial instruments that are designated at FVTPL. The instruments include warrants and other derivative instruments the Company holds.

For the three months ended June 30, 2026, the Company recognized a foreign exchange gain of $2.8 million (Q2 2025 – foreign exchange loss of $1.4 million). Of this amount, $2.5 million was an unrealized foreign exchange gain and $0.3 million was a realized foreign exchange gain (Q2 2025 – $5.2 million unrealized foreign exchange gain and $6.6 million realized foreign exchange loss).

For the six months ended June 30, 2026, the Company recognized a foreign exchange gain of $4.3 million (H1 2025 – foreign exchange gain of $4.4 million). Of this amount, $3.8 million was an unrealized foreign exchange gain and $0.5 million was a realized foreign exchange gain (H1 2025 – $11.2 million unrealized foreign exchange gain and $6.8 million realized foreign exchange loss).